Schedule of Discontinued Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Discontinued Operations and Disposal Groups [Abstract]
Revenue			$ 5,006
Cost of revenue
Gross Profit			5,006
Salaries and benefits			28,475
Retention bonuses			528,930
Severance			62,500
Organization costs			63,600
Other income			(3,185)
Total Expenses			680,320
Loss from Discontinued Operations	$ 8,909		$ (675,314)